o460*P1

                            SHARE CLASS REDESIGNATION
                             EFFECTIVE JANUARY 1, 1999

                      Class A - Formerly Considered Class I


                          SUPPLEMENT DATED JANUARY 1, 1999
                                TO THE PROSPECTUS OF
                                 FRANKLIN BOND FUND
                                DATED AUGUST 3, 1998


The prospectus is amended as follows:

I. As of January 1, 1999, the fund's shares are considered Class A shares for redemption, exchange and other purposes. Before January 1, 1999, the fund's shares were considered Class I shares.

All references in the prospectus to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II. The section "Expense Summary" is replaced with the following:

EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in the fund. It is based on the fund's estimated expenses for the current fiscal year. The fund's actual expenses may vary.

A. SHAREHOLDER TRANSACTION EXPENSES+
   Maximum Sales Charge Imposed on Purchases
   (as a percentage of Offering Price)                               4.25%++
   Deferred Sales Charge                                             None+++
   Exchange Fee (per transaction)                                     None*

B. ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)
   Management Fees                                                    0.03%**
   Rule 12b-1 Fees                                                    0.25%***
   Other Expenses                                                     0.22%**
   Total Fund Operating Expenses                                      0.50%**

C. EXAMPLE

    Assume the annual return for the fund is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the fund.

    1 YEAR               3 YEARS
    $47****              $58

    THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES
    OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
++There is no front-end sales charge if you invest $1 million or more.
+++A Contingent Deferred Sales Charge of 1% may apply to purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy shares without a front-end sales charge. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
*There is a $5.00 fee for exchanges by Market Timers.
**Advisers and FT Services have agreed in advance to limit their respective management and administration fees and to assume as their own expense certain expenses otherwise payable by the fund so the fund's total operating expenses do not exceed 0.50% for the current fiscal year. Without this reduction, contractual and expected management fees would be 0.43%, other expenses would be 0.43%, and total fund operating expenses would be 1.11%. After October 31, 1999, Advisers and FT Services may end this arrangement at any time.
*** The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.
****Assumes a Contingent Deferred Sales Charge will not apply.

III. The following paragraphs are added to the end of the section "What Are the Risks of Investing in the Fund?":

EURO RISK. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

The process to establish the euro may result in market volatility. It is not possible to predict the impact of the euro on the business or financial condition of European issuers or on the fund. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

Resources  has  created an  interdepartmental  team to handle  all  euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While there can be no assurance that the fund will not be adversely affected, Advisers and its affiliated service providers are taking steps that they believe are reasonably designed to address the euro issue.

YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Advisers considers.

Advisers will rely upon public filings and other statements made by issuers about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. Advisers, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness.

If an issuer in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Manages the Fund?" for more information.

IV. The third paragraph in the section "Management Fees," found under "Who Manages the Fund?", is replaced with the following:

During the fund's start-up period, Advisers has agreed in advance to limit its management fees and to assume as its own expense certain expenses otherwise payable by the fund so the fund's total operating expenses do not exceed 0.50% for the current fiscal year. After October 31, 1999, Advisers may end this agreement at any time.

V. The section "Administrative Services," found under "Who Manages the Fund?", is replaced with the following:

ADMINISTRATIVE SERVICES. FT Services provides certain administrative services and facilities for the fund. Under its administration agreement, the fund pays FT Services a monthly administration fee equal to an annual rate of 0.20% of the fund's average daily net assets. During the fund's start-up period, FT Services has agreed in advance to limit its administration fees so the fund's total operating expenses do not exceed 0.50% for the current fiscal year. After October 31, 1999, FT Services may end this agreement at any time. Please see "Investment Management and Other Services" in the SAI for more information.

VI. The following is added after the "Administrative Services" section under "Who Manages the Fund?":

YEAR 2000 PROBLEM. The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by Advisers, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

Advisers and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and Advisers may have no control.

VII. The section "Quantity Discounts," found under "How Do I Buy Shares? - Sales Charge Reductions and Waivers," is replaced with the following:

QUANTITY DISCOUNTS. The sales charge you pay depends on the dollar amount you invest, as shown in the table below.

                                  TOTAL SALES CHARGE         AMOUNT PAID TO
                                  AS A PERCENTAGE OF         DEALER AS A
AMOUNT OF PURCHASE               OFFERING       NET AMOUNT   PERCENTAGE OF
AT OFFERING PRICE                PRICE          INVESTED     OFFERING PRICE
------------------------------------------------------------------------------
Under $100,000                  4.25%              4.44%        4.00%
$100,000 but less than          3.50%              3.63%        3.25%
$250,000
$250,000 but less than          2.50%              2.56%        2.25%
$500,000
$500,000 but less than          2.00%              2.04%        1.85%
$1,000,000
$1,000,000 or more*             None               None         None

*A Contingent Deferred Sales Charge of 1% may apply to purchases of $1 million or more. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.

VIII. In the section "Sales Charge Waivers," found under "How Do I Buy Shares? - Sales Charge Reductions and Waivers," the second waiver category is replaced with the following:

2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

    If you paid a Contingent Deferred Sales Charge when you sold your Class A shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares.

    Proceeds immediately placed in a Franklin Bank CD also may be reinvested without a front-end sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

    This waiver does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

IX. The section "How Do I Buy Shares in Connection with Retirement Plans?", found under "How Do I Buy Shares?", is replaced with the following:

HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

X. Under "May I Exchange Shares for Shares of Another Fund? - Exchange Restrictions," the third item is replaced with the following:

o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

XI. In the "By Phone" section of the chart under "How Do I Sell Shares?",

(a) the first bulleted item is replaced with the following:

o If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.

(b) and the third bulleted item is deleted.

XII. The first paragraph in the section "What Distributions Might I Receive From the Fund?" is replaced with the following:

The fund declares dividends from its net investment income daily and pays them monthly on or about the last day of the month. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.

XIII. Distribution option 3 in the section "What Distributions Might I Receive From the Fund? - Distribution Options" is replaced with the following:

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

XIV. Under "Transaction Procedures and Special Requirements,"

(a) the section "Joint Accounts" is replaced with the following:

JOINT  ACCOUNTS.  For accounts  with more than one  registered  owner,  the fund accepts  written  instructions  signed by only one owner  for  transactions  and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

(b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

(c) and the section "Trust Company Retirement Plan Accounts," found under "Telephone Transactions," is deleted.

XV. Under "Services to Help You Manage Your Account,"

(a) the second sentence in the section "Automatic Investment Plan" is replaced with the following:

Under the plan, you can have money transferred automatically from your checking or savings account to the fund each month to buy additional shares.

(b) the second paragraph under "Systematic Withdrawal Plan" is replaced with the following:

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

(c) the following new section is added after the section "Systematic Withdrawal Plan":

ELECTRONIC FUND TRANSFERS

You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

(d) and the third bulleted item in the section "TeleFACTS(R)" is replaced with the following:

o exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and

XVI. In the "Useful Terms and Definitions" section, the definition of "Class I, Class II and Advisor Class" is replaced with the following:

CLASS A, CLASS B, CLASS C AND ADVISOR CLASS - The fund offers two classes of shares, designated "Class A" and "Advisor Class." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures. Certain funds in the Franklin Templeton Funds also offer share classes designated "Class B" and "Class C."

             Please keep this supplement for future reference.

o  460*PA2

                       SUPPLEMENT DATED JANUARY 1, 1999
                             TO THE PROSPECTUS OF
                      FRANKLIN BOND FUND - ADVISOR CLASS
                             DATED AUGUST 3, 1998


The prospectus is amended as follows:

I. The section "Expense Summary" is replaced with the following:

 EXPENSE SUMMARY

 This table is designed to help you understand the costs of investing in the fund. It is based on the fund's estimated expenses for the current fiscal year. The fund's actual expenses may vary.

 A. SHAREHOLDER TRANSACTION EXPENSES+
    Maximum Sales Charge Imposed on Purchases                     None
    Exchange Fee (per transaction)                                None*

 B. ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
    Management Fees                                              0.03%**
    Rule 12b-1 Fees                                               None
    Other Expenses                                               0.22%**
    Total Fund Operating Expenses                                0.25%**

 C. EXAMPLE

 Assume the annual return for the class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the fund.

    1 Year        3 Years
------------------------------------------------------------------------------

     $3           $8

 THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

 +If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
 *There is a $5.00 fee for exchanges by Market Timers.
 **Advisers and FT Services have agreed in advance to limit their respective management and administration fees and to assume as their own expense certain expenses otherwise payable by the fund so the fund's total operating expenses do not exceed 0.25% for the current fiscal year. Without this reduction, contractual and expected management fees would be 0.43%, other expenses would be 0.43% and total fund operating expenses would be 0.86%. After October 31, 1999, Advisers and FT Services may end this arrangement at any time.

II. The following paragraphs are added to the end of the section "What Are the Risks of Investing in the Fund?":

EURO RISK. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

The process to establish the euro may result in market volatility. It is not possible to predict the impact of the euro on the business or financial condition of European issuers or on the fund. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

Resources has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While there can be no assurance that the fund will not be adversely affected, Advisers and its affiliated service providers are taking steps that they believe are reasonably designed to address the euro issue.

YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Advisers considers.

Advisers will rely upon public filings and other statements made by issuers about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. Advisers, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness.

If an issuer in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Manages the Fund?" for more information.

III. The third paragraph in the section "Management Fees," found under "Who Manages the Fund?", is replaced with the following:

 During the fund's start-up period, Advisers has agreed in advance to limit its management fees and to assume as its own expense certain expenses otherwise payable by the fund so the fund's total operating expenses do not exceed 0.25% for the current fiscal year. After October 31, 1999, Advisers may end this agreement at any time.

IV. The section "Administrative Services," found under "Who Manages the Fund?", is replaced with the following:

 ADMINISTRATIVE SERVICES. FT Services provides certain administrative services and facilities for the fund. Under its administration agreement, the fund pays FT Services a monthly administration fee equal to an annual rate of 0.20% of the fund's average daily net assets. During the fund's start-up period, FT Services has agreed in advance to limit its administration fees so the fund's total operating expenses do not exceed 0.25% for the current fiscal year. After October 31, 1999, FT Services may end this agreement at any time. Please see "Investment Management and Other Services" in the SAI for more information.

V. The following is added after the "Administrative Services" section under "Who Manages the Fund?":

YEAR 2000 PROBLEM. The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by Advisers, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

Advisers and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and Advisers may have no control.

VI. Under "How Is the Trust Organized?", the third sentence in the first paragraph is replaced with the following:

The fund offers two classes of shares: Franklin Bond Fund - Class A and Franklin Bond Fund - Advisor Class.

All references in the prospectus to Class I shares are replaced with Class A.

VII. In step 2 under "How Do I Buy Shares? - Opening Your Account," the minimum investment to add to your account is changed from $25 to $50.

VIII. The section "How Do I Buy Shares in Connection with Retirement Plans?", found under "How Do I Buy Shares?", is replaced with the following:

HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

IX. Under "May I Exchange Shares for Shares of Another Fund? - Exchange Restrictions," the third item is replaced with the following:

o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

X. In the "By Phone" section of the chart under "How Do I Sell Shares?",

(a) the first bulleted item is replaced with the following:

o If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.

(b) and the third bulleted item is deleted.

XI. The first paragraph in the section "What Distributions Might I Receive From the Fund?" is replaced with the following:

 The fund declares dividends from its net investment income daily and pays them monthly on or about the last day of the month. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade. The fund does not expect to declare or pay any dividends until late 1998.

XII. Distribution option 3 in the section "What Distributions Might I Receive From the Fund? - Distribution Options" is replaced with the following:

 3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

XIII. Under "Transaction Procedures and Special Requirements,"

(a) the section "Joint Accounts" is replaced with the following:

JOINT ACCOUNTS. For accounts with more than one registered owner, the fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

(b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

(c) and the section "Trust Company Retirement Plan Accounts," found under "Telephone Transactions," is deleted.

XIV. In the section "Services to Help You Manage Your Account,"

(a) the second sentence under "Automatic Investment Plan" is replaced with the following:

 Under the plan, you can have money transferred automatically from your checking or savings account to the fund each month to buy additional shares.

(b) the second paragraph under "Systematic Withdrawal Plan" is replaced with the following:

 If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

(c) and the following new section is added after the section "Systematic Withdrawal Plan":

 ELECTRONIC FUND TRANSFERS

 You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.



              Please keep this supplement for future reference.

o 460*SA


                             SHARE CLASS REDESIGNATION
                             EFFECTIVE JANUARY 1, 1999

                      Class A - Formerly Considered Class I


                          SUPPLEMENT DATED JANUARY 1, 1999
                   TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                                 FRANKLIN BOND FUND
                                DATED AUGUST 3, 1998

The Statement of Additional Information is amended as follows:

I. As of January 1, 1999, the fund's shares are considered Class A shares for redemption, exchange and other purposes. Before January 1, 1999, the fund's shares were considered Class I shares.

     All references in the Statement of Additional Information to Class I shares are replaced with Class A.

II. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

     If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at Net Asset Value when paid.

III. The following paragraph is added under "Miscellaneous Information":

     The   Information   Services  &   Technology   division  of  Resources
     established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.


                 Please keep this supplement for future reference.


o  460*SAA
   403*SAA


                          SUPPLEMENT DATED JANUARY 1, 1999
                   TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

                         FRANKLIN BOND FUND - ADVISOR CLASS
                                DATED AUGUST 3, 1998

                  FRANKLIN NATURAL RESOURCES FUND - ADVISOR CLASS
                              DATED SEPTEMBER 1, 1998

The Statement of Additional Information is amended as follows:

I. The fund offers two classes of shares: Class A and Advisor Class. Before January 1, 1999, Class A shares were designated Class I. All references in the Statement of Additional Information to Class I shares are replaced with Class A.

II. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

     If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at Net Asset Value when paid.

III. The following paragraph is added under "Miscellaneous Information":

     The   Information   Services  &   Technology   division  of  Resources
     established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.


                 Please keep this supplement for future reference.